                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended  September 30, 2009
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                                  White Mountains Insurance Group, Ltd.
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   Address of Principal Executive Office: 80 South Main Street
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                                          Hanover, New Hampshire   03755-2053
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                                          U.S.A.
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Form 13F File Number: 028-01681
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
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Title:   Vice President and Chief Accounting Officer
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Phone:   (603) 640-2200
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Signature, Place, and Date of Signing:

        /s/ J. Brian Palmer        Boston, Massachusetts   November 13, 2009
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           [Signature]                 [City, State]            [Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F      File NumberName
---   ---------     --------------------------------
1.    028-12951     OneBeacon Insurance Group, Ltd.
2.    028-00470     White Mountains Advisors LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:                    1
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Form 13F Information Table Value Total: $                360
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                                            (thousands)

                           FORM 13F INFORMATION TABLE

                     WHITE MOUNTAINS INSURANCE GROUP, LTD.


        COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
-------------------------   ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                        VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x1000)   PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE   SHARED   NONE
-------------------------   ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- -----
SIEMENS AG                   SPONSORED ADR   826197501 $360     3,900     SH           SOLE         N/A        3,900
